RELATED-PARTY TRANSACTIONS (Details) - General partner - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operation and maintenance expense
RELATED-PARTY TRANSACTIONS
Expenses from transactions with related party	$ 25,050	$ 22,004	$ 15,095
General and administrative expense
RELATED-PARTY TRANSACTIONS
Expenses from transactions with related party	$ 26,193	$ 24,993	$ 21,084